Investments (Tables)	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-Sale
The following table summarizes the fair value of fixed maturity investments:

	September 30, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$702.7	$13.9	$(0.8)	$715.8
Agencies	12.0	0.1	—	12.1
Non-U.S. government	51.0	0.9	(0.1)	51.8
Corporate bonds	1,965.7	46.4	(2.5)	2,009.6
Residential mortgage-backed	272.3	6.1	(3.8)	274.6
Commercial mortgage-backed	21.5	0.1	(0.2)	21.4
Other asset backed securities	446.6	3.9	(0.5)	450.0
Total fixed maturity securities	$3,471.8	$71.4	$(7.9)	$3,535.3

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$692.4	$4.1	$(9.8)	$686.7
Agencies	16.2	0.1	(0.1)	16.2
Non-U.S. government	77.6	0.2	(1.8)	76.0
Corporate bonds	1,798.4	14.7	(25.8)	1,787.3
Residential mortgage-backed	192.0	2.0	(5.8)	188.2
Commercial mortgage-backed	53.1	—	(2.0)	51.1
Other asset backed securities	441.7	1.3	(3.6)	439.4
Total fixed maturity securities	$3,271.4	$22.4	$(48.9)	$3,244.9
The composition of the fair values of fixed maturity securities by credit rating is as follows:

	September 30, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AAA	$455.2	13%	$399.5	12%
AA	1,242.8	35%	1,119.0	35%
A	1,419.2	40%	1,145.8	35%
BBB	416.6	12%	573.6	18%
BB	1.5	—%	7.0	—%
Total fixed maturity securities	$3,535.3	100%	$3,244.9	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	September 30, 2024		December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$220.5	$219.9	$566.7	$555.9
Due after one year through five years	2,288.2	2,331.9	2,130.3	2,119.5
Due after five years through ten years	602.2	619.4	255.5	256.0
Due after ten years	360.9	364.1	318.9	313.5
Total fixed maturity securities	$3,471.8	$3,535.3	$3,271.4	$3,244.9
The following investments were included in short-term investments and are classified as available-for-sale:

	September 30, 2024
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$133.1	$0.2	$—	$133.3
Total short-term investments	$133.1	$0.2	$—	$133.3

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$49.0	$—	$—	$49.0
Total short-term investments	$49.0	$—	$—	$49.0
The composition of the fair values of short-term investments by credit rating is as follows:

	September 30, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
AA	$133.3	100%	$49.0	100%
Total short-term investments	$133.3	100%	$49.0	100%

Schedule of Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	September 30, 2024
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$52.2	$(0.1)	$(0.7)	20
Agencies	0.6	—	—	1
Non-U.S. government	2.7	—	(0.1)	2
Corporate bonds	164.1	(0.1)	(2.4)	106
Residential mortgage-backed	29.0	(0.1)	(3.7)	37
Commercial mortgage-backed	13.7	—	(0.2)	6
Other asset backed securities	63.8	—	(0.5)	23
Total	$326.1	$(0.3)	$(7.6)	195

	December 31, 2023
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$362.2	$(0.2)	$(9.6)	52
Agencies	5.9	—	(0.1)	5
Non-U.S. government	51.3	—	(1.8)	29
Corporate bonds	894.8	(0.9)	(24.9)	527
Residential mortgage-backed	84.3	(0.2)	(5.6)	54
Commercial mortgage-backed	43.2	(0.1)	(1.9)	23
Other asset backed securities	208.2	(0.3)	(3.3)	74
Total	$1,649.9	$(1.7)	$(47.2)	764

Schedule of Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Balance at beginning of period	$3.2	$1.9	$1.3	$1.1
Expected credit losses on securities where credit losses were not previously recognized	—	2.7	1.7	4.1
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	(2.7)	1.2	(2.2)	0.6
Securities sold/redeemed/matured	(0.2)	—	(0.5)	—
Balance at end of period	$0.3	$5.8	$0.3	$5.8

Schedule of Other Investments Not Readily Marketable

	September 30, 2024		December 31, 2023
	Fair Value	%	Fair Value	%
Wellington Funds	$48.6	100%	$46.9	99%
Other securities valued at net asset value per share	0.1	—%	0.6	1%
Total other investments at fair value	$48.7	100%	$47.5	100%

Schedule of Investment Income
The components of net investment return are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Net interest and dividend income	$53.4	$34.0	$142.9	$83.5
Investment expenses	(1.3)	(0.9)	(3.8)	(2.7)
Net investment income	52.1	33.1	139.1	80.8
Net realized losses on fixed maturity securities, available-for-sale	(6.0)	(0.2)	(19.5)	(0.6)
Net realized gains on other investments	0.1	—	0.1	2.2
Change in net unrealized gains/(losses) on other investments	2.5	(1.2)	1.9	0.7
Change in provision for expected credit losses	2.9	(3.9)	1.0	(4.7)
Net realized and unrealized investment losses	(0.5)	(5.3)	(16.5)	(2.4)
Total realized and unrealized investments gains/(losses) and net investment income	$51.6	$27.8	$122.6	$78.4